Fixed Assets, At Cost, Less Accumulated Depreciation And Amortization (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 85,117	$ 79,414
Accumulated depreciation and amortization	42,446	33,919
Fixed assets, net	42,671	45,495
Depreciation and amortization expenses	8,549	8,072	6,058
Land [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	379	379
Building [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	13,754	12,259
Communication Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	57,667	54,281
Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	6,472	5,560
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	822	802
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 6,023	$ 6,133